Note 6 - Restricted Cash - Components of restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Note 6 - Restricted Cash (Details)
Asset retirement obligation surety bonds (collateralized obligation)	$ 39,631	$ 39,477	$ 38,924	$ 38,693
First Lien Agreement restricted cash - Note 9	0	3,270	$ 2,547	5,030
Total	$ 39,631	$ 42,747		$ 43,723